Investment in affiliates (Parenthetical) (Details) - CNY (¥)	1 Months Ended
	Jan. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Minimum
Investments
Equity method investment, ownership percentage (in percentage)		20.00%
Shanghai Juxiang and Shanghai Baoyi | Maximum
Investments
Equity method investment, ownership percentage (in percentage)			4.00%
Jiakun
Investments
Equity method investment, ownership percentage (in percentage)	44.00%	44.40%
Payments to acquire equity investments	¥ 30,000,000